PRUDENTIAL JENNISON EQUITY INCOME FUND
Prudential Jennison Equity Income Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek income and capital appreciation.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 19 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 46.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL JENNISON EQUITY INCOME FUND (USD $)	Class A	Class B	Class C	Class L	Class M	Class Q	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	1.00%	6.00%	none	none	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none	none	none	none
Redemption fees	none	none	none	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	15	15	none	none	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL JENNISON EQUITY INCOME FUND		Class A	Class B	Class C	Class L	Class M	Class Q	Class R	Class X	Class Z
Management fees		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.50%	1.00%	none	0.75%	1.00%	none
+ Other expenses	[1]	0.14%	0.14%	0.14%	0.14%	0.14%	0.04%	0.14%	0.14%	0.14%
= Total annual Fund operating expenses		1.24%	1.94%	1.94%	1.44%	1.94%	0.84%	1.69%	1.94%	0.94%
- Fee waiver or expense reimbursement		(0.05%)	none	none	none	none	none	(0.25%)	none	none
= Net annual Fund operating expenses		1.19%	1.94%	1.94%	1.44%	1.94%	0.84%	1.44%	1.94%	0.94%
[1]	Does not include extraordinary expense of .04%.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

If Shares Are Redeemed
Expense Example - PRUDENTIAL JENNISON EQUITY INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	665	917	1,189	1,963
Class B	697	909	1,147	1,998
Class C	297	609	1,047	2,264
Class L	713	1,004	1,317	2,200
Class M	797	1,009	1,247	2,083
Class Q	86	268	466	1,037
Class R	147	508	894	1,977
Class X	797	1,009	1,347	2,264
Class Z	96	300	520	1,155

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL JENNISON EQUITY INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	665	917	1,189	1,963
Class B	197	609	1,047	1,998
Class C	197	609	1,047	2,264
Class L	713	1,004	1,317	2,200
Class M	197	609	1,047	2,083
Class Q	86	268	466	1,037
Class R	147	508	894	1,977
Class X	197	609	1,047	2,264
Class Z	96	300	520	1,155

° The distributor of the Fund has contractually agreed until February 28, 2013 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares, and to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated by the distributor prior to February 28, 2013. The decision on whether to renew, modify or discontinue the waivers is subject to review by the distributor and the Fund's Board of Directors.

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund will invest under normal circumstances at least 65% of its total assets in income-producing equity and equity-related securities. Equity and equity-related securities include common stocks, securities convertible or exchangeable for common stock or the cash value of such common stock, nonconvertible preferred stocks and convertible securities, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and joint ventures and business development companies, securities of real estate investment trusts (REITs) and income and royalty trusts, publicly-traded master limited partnerships, American Depositary Receipts (ADRs) and other similar securities.

The Fund will seek companies with the ability to sustain and/or grow their dividends. The Fund will employ a value strategy to identify such companies, seeking companies the investment subadviser believes to be fundamentally sound, but are being valued at a discount to their true worth, as defined by the value of their earnings, free cash flow, the value of their assets, their private market value, or some combination of these factors. While we make every effort to achieve the Fund's objective, we cannot guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity Securities Risk. There is the risk that the price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in foreign securities may be subject to non-U.S. withholding and other taxes. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund's benchmark and other mutual funds with similar investment objectives.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Real Estate Investment Trust (REIT) Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to the effect of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund could bear its ratable share of the REIT's expenses and would at the same time continue to pay its own fees and expenses. The Fund's investments in REITs may subject the Fund to duplicate management and/or advisory fees.

Illiquid Securities Risk. The Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance.

The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns % (Class L Shares)[1,2]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The return for Class L shares from 1-1-11 to 9-30-11 was -9.34%.
[2]	Jennison Associates LLC became the subadviser to the Fund on January 12, 2007. Performance prior to that date is attributable to another subadviser.

Best Quarter:		Worst Quarter:
19.87%	2nd Quarter 2009	–19.38%	4th Quarter 2008

Average Annual Total Returns % (as of 12-31-10)
Average Annual Total Returns - PRUDENTIAL JENNISON EQUITY INCOME FUND	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	12.34%	6.02%		5.97%	Apr. 12, 2004
Class B	13.00%	6.30%		6.03%	Apr. 12, 2004
Class C	16.94%	6.45%	4.18%
Class M	12.01%	6.14%	4.18%
Class Q					Jan. 18, 2011
Class R					Jan. 18, 2011
Class X	12.05%	6.07%	4.21%
Class Z	19.17%			8.85%	Aug. 25, 2008
Class L	11.82%	5.71%	4.07%
Class L Return After Taxes on Distributions	11.15%	4.51%	3.40%
Class L Return After Taxes on Distribution and Sale of Fund Shares	8.36%	4.82%	3.45%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	1.42%
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	14.04%	2.15%	2.86%
Lipper Equity Income Funds Average (reflects no deduction for fees, expenses or taxes)	15.03%	3.08%	3.48%

• After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.